14. Quarterly Financial Information (Tables)	12 Months Ended
Jun. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

Consorteum Holdings Inc. & Subsidiaries

Consolidated Balance Sheets

(Unaudited)

	March 31, 2017	December 31, 2016	September 30, 2016	March 31, 2016	December 31, 2015	September 30, 2015
Assets:
Cash	$21	$278	$544	$280	$393	$369
Current assets	21	278	544	280	393	369

Total assets	$21	$278	$544	$280	$393	$369

Liabilities and Shareholders' Deficit
Accounts payable	$999,048	$988,791	$993,698	$980,108	$950,842	$954,539
Accrued expenses	1,021,411	969,015	918,185	790,633	722,343	688,322
Accrued expenses - officers	1,768,945	1,621,150	1,501,820	1,228,656	1,045,887	927,177
Accrued expenses - payroll taxes and related penalties and interest	942,151	910,203	882,545	772,177	709,366	690,104
Loans payable, in default and accrued interest	1,512,476	1,479,159	1,478,103	1,439,160	1,354,752	1,359,807
Convertible promissory notes, in default and accrued interest	11,156,871	10,619,063	10,112,812	9,179,229	8,745,375	8,341,171
Due to stockholders	2,624,882	2,601,574	2,548,204	2,474,956	2,436,644	2,388,541
Current liabilities	20,025,784	19,188,955	18,435,367	16,864,919	15,965,209	15,349,662

Total liabilities	20,025,784	19,188,955	18,435,367	16,864,919	15,965,209	15,349,662

Stockholders' Deficit:
Preferred stock, $0.001 par value, 100,000,000 shares authorized
Preferred stock A, $0.001 par value, 5,000,000 shares designated: 5,000,000 issued and outstanding as of June 30, 2017, 2016 and 2015, respectively	5,000	5,000	5,000	5,000	5,000	5,000
Preferred stock B, $0.001 par value, 15,000,000 shares designated: 6,000,000 issued and outstanding as of June 30, 2017, and 4,000,000 issued and outstanding as of June 30, 2016 and 2015, respectively	4,000	4,000	4,000	4,000	4,000	4,000
Preferred stock C, $0.001 par value, 40,000,000 shares designated: zero issued and outstanding as of June 30, 2017, 2016 and 2015, respectively	–	–	–	–	–	–
Common stock; $.001 par value; 500,000,000 shares authorized; 471,150,864 issued and outstanding as of June 30, 2017 and 2016, respectively, and 466,150,864 issued and outstanding as of June 30, 2015	471,150	471,150	471,151	471,151	471,151	471,151
Additional paid-in capital	6,370,063	6,370,063	6,370,063	6,370,063	6,370,063	6,370,063
Accumulated other comprehensive loss	326,605	347,571	285,000	245,151	406,617	328,192
Accumulated deficit	(27,202,581)	(26,386,461)	(25,570,036)	(23,960,003)	(23,221,646)	(22,527,698)
Total shareholders' deficit	(20,025,763)	(19,188,677)	(18,434,823)	(16,864,639)	(15,964,816)	(15,349,293)
Total liabilities and shareholders' deficit	$21	$278	$544	$280	$393	$369

Consorteum Holdings Inc. & Subsidiaries

Consolidated Statements of Operations and Comprehensive Loss

(Unaudited)

	Three Months ended March 31,	Nine Months ended March 31,	Three Months ended December 31,	Six Months ended December 31,	Three Months ended September 30,
	2017	2017	2016	2016	2016

Operating expenses:
Selling, general and administrative	252,971	845,559	283,721	592,587	308,866
Total operating expenses	252,971	845,559	283,721	592,587	308,866

Operating loss	(252,971)	(845,559)	(283,721)	(592,587)	(308,866)

Other expense
Interest expense	(563,148)	(1,602,310)	(532,704)	(1,039,161)	(506,457)

Net loss	(816,120)	(2,447,869)	(816,425)	(1,631,749)	(815,324)

Foreign currency translation adjustment	(20,966)	67,692	62,571	88,658	26,087

Comprehensive loss	$(837,086)	$(2,380,177)	$(753,854)	$(1,543,091)	$(789,237)

Basic and diluted loss per common share	$(0.00)	$(0.01)	$(0.00)	$(0.00)	$(0.00)

Basic and diluted weighted average common shares outstanding	471,150,864	471,150,864	471,150,864	471,150,864	471,150,864

Consorteum Holdings Inc. & Subsidiaries

Consolidated Statements of Operations and Comprehensive Loss

(Unaudited)

	Three Months ended March 31,	Nine Months ended March 31,	Three Months ended December 31,	Six Months ended December 31,	Three Months ended September 30,
	2016	2016	2015	2015	2015

Operating expenses:
Selling, general and administrative	284,133	929,048	261,848	644,915	383,067
Impairment of investment	–	–	–	–	–
Impairment of intangible assets	–	–	–	–	–
Null	–	–	–	–	–
Total operating expenses	284,133	929,048	261,848	644,915	383,067

Operating loss	(284,133)	(929,048)	(261,848)	(644,915)	(383,067)

Other income and (expense)
Interest expense	(454,224)	(1,296,817)	(432,099)	(842,592)	(410,493)

Net loss	(738,357)	(2,225,865)	(693,947)	(1,487,508)	(793,560)

Foreign currency translation adjustment	(161,466)	94,956	78,425	256,422	177,997

Comprehensive loss	$(899,823)	$(2,130,909)	$(615,522)	$(1,231,086)	$(615,563)

Basic and diluted loss per common share	$(0.00)	$(0.00)	$(0.00)	$(0.00)	$(0.00)

Basic and diluted weighted average common shares outstanding	471,150,864	470,514,500	471,150,864	470,199,777	469,248,690

Consorteum Holdings Inc. & Subsidiaries

Consolidated Statements of Cash Flows

(Unaudited)

	Nine Months ended March 31,	Six Months ended December 31,	Three Months ended September 30,	Nine Months ended March 31,	Six Months ended December 31,	Three Months ended September 30,
	2017	2016	2016	2016	2015	2015

Cash flows from operating activities:
Net loss	$(2,447,869)	$(1,631,749)	$(815,324)	$(2,225,865)	$(1,487,508)	$(793,560)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in operating assets and liabilities:
Impairment expense	–	–	–	146,000	146,000	146,000
Accounts payable	16,854	9,094	7,315	24,747	13,536	8,432
Accrued expenses	708,528	484,108	261,582	661,467	410,995	209,580
Accrued interest	1,601,235	1,038,471	506,001	1,295,697	841,846	410,216
Net cash used in operating activities	(121,251)	(100,076)	(40,426)	(97,954)	(75,131)	(19,332)

Cash flows used in investing activities:
Net cash used in investing activities	–	–	–	–	–	–

Cash flows from financing activities:
Proceeds from stockholders' advances	135,394	114,176	50,225	101,939	44,851	19,040
Repayment of stockholders' advances	(15,602)	(14,803)	(10,360)	(2,622)	28,202	–
Net cash provided by financing activities	119,792	99,373	39,865	99,317	73,053	19,040

Effect of exchange rate on cash	261	(237)	(114)	(2,281)	1,273	(537)
Net increase (decrease) in cash	(1,198)	(940)	(675)	(918)	(805)	(829)
Cash, beginning of period	1,219	1,219	1,219	1,198	1,198	1,198
Cash, end of period	$21	$278	$544	$280	$393	$369

Supplemental disclosures of cash flow information:
Cash paid for interest	$–	$–	$–	$–	$–	$–
Cash paid for income taxes	$–	$–	$–	$–	$–	$–

Non-cash investing and financing activities:
Shares and debt issued for purchase of prepaid advertising				$146,000	$146,000	$146,000